Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Major Components of Tax Expense (Income)
i)                   Amounts recognized in profit or loss

	2024	2023	2022
(in $ millions)	$	$	$
Current tax expense
Current year	70	52	27
Changes in estimates related to prior years	1	*	*
	71	52	27
Deferred tax (income)/expense
Origination and reversal of temporary differences	4	(2)	(9)
Recognition of previously unrecognized tax losses	(12)	(31)	(12)
	(8)	(33)	(21)
Income tax expense	63	19	6
*Amount less than $1 million

Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate	The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2024	2023	2022
(in $ millions)	$	$	$
Loss before tax	(95)	(466)	(1,734)
Tax at the domestic rates applicable to profits in the countries where the Group operates	44	(33)	(165)
Non-deductible expenses	10	9	13
Current year losses for which no deferred tax asset is recognized	64	121	194
Benefits from previously unrecognized tax losses	(56)	(78)	(36)
Changes in estimates related to prior years	1	*	*
Income tax expense	63	19	6
*Amount less than $1 million

Schedule of Movement in Deferred Tax Balances
iii)                 Movement in deferred tax balances

	2024	2023
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	51	45
Others	16	11
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	25	20

	Movement in deferred tax liabilities	Movement in deferred tax assets
(in $ millions)	$	$
Balance at January 1, 2024 before set-off	(49)	85
Recognized in profit or loss	(4)	12
Effects of movements in exchange rates	*	(2)
Deferred tax (liabilities) / assets before set-off	(53)	95
Deferred tax set-off	28	(28)
Balance at December 31, 2024 - Net deferred tax (liabilities) / assets	(25)	67

Balance at January 1, 2023 before set-off	(53)	55
Recognized in profit or loss	4	29
Effects of movements in exchange rates	*	1
Deferred tax (liabilities) / assets before set-off	(49)	85
Deferred tax set-off	29	(29)
Balance at December 31, 2023 - Net deferred tax (liabilities) / assets	(20)	56
* Amount less than $1 million
iv)               Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items:

	2024	2023
(in $ millions)	$	$
Unutilized tax losses	4,147	5,152